Note 11 - Net Income (Loss) Per Share Attributable to Common Stockholders 1 (Details Textual) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-Based Payment Arrangement [Member]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment (in shares)	1,534,751	0